Reverse Takeover (Details) - Schedule of allocation of the purchase consideration (Parentheticals)	Feb. 14, 2020 USD ($)
Reverse Takeover [Abstract]
Fair value of 6,530,560 subordinate voting shares	$ 6,530,560